Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Bad debt expense
The below table sets out the bad debt expense incurred for the periods presented in this report.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Bad debt expense	—	—	48	—
Total bad debt expense	—	—	48	—